SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                               DWS Balanced Fund

The following information replaces information about the portfolio management team in the "Portfolio management" section of the fund's prospectuses:

The following people handle the day-to-day management of the fund:

Robert Wang                               Inna Okounkova
Managing Director of Deutsche Asset       Director of Deutsche Asset Management
Management and Portfolio Manager of       and Portfolio Manager of the fund.
the fund.                                  o Joined Deutsche Asset Management
 o Joined Deutsche Asset Management in       in 1999 as a quantitative analyst,
   1995 as portfolio manager for asset       becoming an associate Portfolio
   allocation after 13 years of              Manager in 2001.
   experience of trading fixed income,     o Global Asset Allocation Portfolio
   foreign exchange and derivative           Manager: New York.
   products at J.P. Morgan.                o Joined the fund in 2005.
 o Global Head of Quantitative             o BS, MS, Moscow State University;
   Strategies Portfolio Management:          MBA, University of Chicago
   New York.                                 Graduate School of Business.
 o Joined the fund in 2005.
 o BS, The Wharton School, University     Thomas Picciochi
   of Pennsylvania.                       Director of Deutsche Asset Management
                                          and Portfolio Manager of the fund.
James B. Francis, CFA                      o Joined Deutsche Asset Management
Director of Deutsche Asset Management        in 1999, formerly serving as
and Portfolio Manager of the fund.           portfolio manager for Absolute
 o Joined Deutsche Asset Management in       Return Strategies, after 13 years
   2008 after 20 years of experience         of experience in various research
   as senior quantitative global             and analysis positions at State
   equity portfolio manager at State         Street Global Advisors, FPL
   Street Global Advisors, and most          Energy, Barnett Bank, Trade
   recently, Northern Trust Global           Finance Corporation and Reserve
   Investments.                              Financial Management.
 o Head of Active Quantitative Equity      o Senior portfolio manager for
   Portfolio Management: New York.           Quantitative Strategies: New York.
 o Joined the fund in 2008.                o Joined the fund in 2007.
 o BS in Applied Mathematics from          o BA and MBA, University of Miami.
   University of Massachusetts,
   Amherst.


                                                          [DWS INVESTMENTS LOGO]
                                                           Deutsche Bank Group

October 23, 2009
DBF-3606

John Brennan                              Owen Fitzpatrick, CFA
Director of Deutsche Asset Management     Managing Director of Deutsche Asset
and Portfolio Manager of the fund.        Management and Portfolio Manager of
 o Joined Deutsche Asset Management       the fund.
   and the fund in 2007 after 14 years     o Joined Deutsche Asset Management
   of experience at INVESCO and              and the fund in 2009.
   Freddie Mac. Previously, was head       o Prior to joining Deutsche Asset
   of Structured Securities sector           Management, he was Managing
   team at INVESCO and before that was       Director of Deutsche Bank Private
   senior fixed income portfolio             Wealth Management and served as
   manager at Freddie Mac specializing       head of U.S. Equity Strategy and
   in MBS, CMBS, collateralized              manager of the U.S. large cap
   mortgage obligations, ARMS,               core, value and growth portfolios
   mortgage derivatives, US Treasuries       and member of the U.S. Investment
   and agency debt.                          Committee and head of the Equity
 o Portfolio Manager for Structured          Strategy Group.
   Finance: Louisville.                    o Previous experience includes over
 o BS, University of Maryland; MBA           21 years of experience in trust
   William & Mary.                           and investment management. Prior
                                             to joining Deutsche Bank in 1995,
William Chepolis, CFA                        managed an equity income fund,
Managing Director of Deutsche Asset          trust and advisory relationships
Management and Portfolio Manager of          for Princeton Bank & Trust
the fund.                                    Company, where he was also
 o Joined Deutsche Asset Management          responsible for research coverage
   in 1998 after 13 years of                 of the consumer cyclical sector.
   experience as vice president and          Previously served as a portfolio
   portfolio manager for Norwest Bank,       manager at Manufacturer's Hanover
   where he managed the bank's fixed         Trust Company.
   income and foreign exchange             o BA and MBA, Fordham University.
   portfolios.
 o Portfolio Manager for Retail
   Mortgage Backed Securities: New
   York.
 o Joined the fund in 2005.
 o BIS, University of Minnesota.



October 23, 2009
DBF-3606

Matthew F. MacDonald, CFA                 Mark Schumann
Director of Deutsche Asset Management     Vice President of Deutsche Asset
and Portfolio Manager of the fund.        Management and Portfolio Manager of
 o Joined Deutsche Asset Management       the portfolio.
   and the fund in 2006 after 14 years     o Joined Deutsche Asset Management
   of fixed income experience at Bank        in November 2003 and the fund in
   of America Global Structured              2009.
   Products and PPM America, Inc.,         o Portfolio Manager for European
   where he was portfolio manager for        Large Cap Equity: Frankfurt.
   public fixed income, including MBS,     o Masters (Lic oec) from University
   ABS, CDOs and corporate bonds;            of St. Gallen (HSG).
   earlier, as an analyst for MBS, ABS
   and money markets; and originally,     Richard Shepley
   at Duff & Phelps Credit Rating         Managing Director of Deutsche Asset
   Company.                               Management and Portfolio Manager of
 o Portfolio Manager for Retail           the fund.
   Mortgage Backed Securities: New         o Joined Deutsche Asset Management
   York.                                     in 1998 and the fund in 2009.
 o BA, Harvard University; MBA,            o Previous experience includes eight
   University of Chicago Graduate            years of investment industry
   School of Business.                       experience as research analyst for
                                             global beverage and media sectors
J. Richard Robben, CFA                       at Newton Investment Management
Vice President of Deutsche Asset             and assistant manager in corporate
Management and Portfolio Manager             tax and corporate insolvency
of the fund.                                 department at PriceWaterhouse,
 o Joined Deutsche Asset Management          London.
   and the fund in 2007 after 11 years     o MA, Oxford University.
   of experience at INVESCO
   Institutional, most recently as        Gary Sullivan, CFA
   senior portfolio manager for           Managing Director of Deutsche Asset
   LIBOR-related strategies and head      Management and Portfolio Manager of
   of portfolio construction group for    the fund.
   North American Fixed Income.            o Joined Deutsche Asset Management
 o Portfolio Manager for Institutional       in 1996 and the fund in 2006.
   Fixed Income: Louisville.                 Served as the head of the High
 o BA, Bellarmine University.                Yield group in Europe and as an
                                             Emerging Markets portfolio manager.
Thomas Schuessler, PhD                     o Prior to that, four years at
Managing Director of Deutsche Asset          Citicorp as a research analyst and
Management and Portfolio Manager of          structurer of collateralized
the fund.                                    mortgage obligations. Prior to
 o Joined Deutsche Asset Management          Citicorp, served as an officer in
   in 2001 after five years at               the US Army from 1988 to 1991.
   Deutsche Bank where he managed          o BS, United States Military Academy
   various projects and worked in the        (West Point); MBA, New York
   office of the Chairman of the             University, Stern School of
   Management Board.                         Business.
 o US and Global Fund Management:
   Frankfurt.
 o Joined the fund in 2008.
 o PhD, University of Heidelberg,
   studies in physics and economics at
   University of Heidelberg and
   University of Utah.

Andreas Wendelken                        Michael Sieghart, CFA
Director of Deutsche Asset Management    Managing Director of Deutsche Asset
and Portfolio Manager of the fund.       Management and Portfolio Manager of
 o Joined Deutsche Asset Management      the fund (through December 31, 2009).
   in 2001 and the fund in 2009.          o Joined Deutsche Asset Management
 o Portfolio manager for emerging           in 1997.
   markets equity: Frankfurt.             o Senior fund manager of global and
 o Previously worked for 2 years as         European equities: Frankfurt.
   relationship manager for               o Joined the fund in 2009.
   Southeastern Europe at Deutsche        o Master's degree in finance and
   Bank's Global Corporates and             economics from the University
   Institutions division.                   of Economics and Business
 o Master's degree in business              Administration, Vienna.
   administration from Frankfurt
   School of Finance & Management        Udo Rosendahl
   (previously: HfB), Frankfurt;         Managing Director of Deutsche Asset
   completed bank training program       Management and Portfolio Manager of
   ("Bankkaufmann") at Bremer            the fund.
   Landesbank, Bremen.                    o Head of European Large Caps:
                                            Frankfurt.
Nikolaus Poehlmann, CFA                   o Joined the Company in August 1984
Director of Deutsche Asset Management       in the credit research department
and Portfolio Manager of the fund.          of Deutsche Bank, Paderborn; 1986
 o Senior portfolio manager for             moved to the asset management
   Equities, responsible for European       department for high net worth
   dividend strategies, Italian             clients of Deutsche Bank in Bremen
   equities and global financials           and Hamburg; 1989 moved to the
   strategies.                              asset management division in
 o Joined the Company in July 1998 in       Frankfurt to manage various
   Loan Portfolio Management for            European country funds; 1995 became
   Corporate and Investment Bank            senior fund manager; July 2002
   (CIB) division.                          appointed head of European Large
 o Managing European diversified            Caps.
   funds and global financials funds      o Joined the fund in 2009.
   since 2002, and managing Italian       o Bank training program Deutsche Bank
   equity funds since 2002.                 AG, Paderborn.
 o Joined the fund in 2009.
 o BA from Augsburg University;
   Master's degree in Economics
   ("Diplom Volkswirt") from
   University of Cologne.




               Please Retain This Supplement for Future Reference


October 23, 2009
DBF-3606



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